PNC Capital Advisors, LLC

One East Pratt Street — 5th Floor

Baltimore, MD 21202

May 5, 2015

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:          PNC Funds (File Nos. 033-00488 and 811-04416)

Ladies and Gentlemen:

On behalf of PNC Funds (the “Trust”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Trust hereby certifies that (1) the forms of prospectus and statement of additional information for the PNC Retirement Income Fund, PNC Target 2050 Fund, PNC Target 2040 Fund, PNC Target 2030 Fund, PNC Target 2020 Fund, and PNC Balanced Allocation Fund (each a “Fund” and together, the “Funds”) that would have been filed by the Trust with respect to the Funds pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from those contained in the Trust’s most recent amendment (Post-Effective Amendment No. 107) (the “Amendment”) to the Trust’s registration statement on Form N-1A; and (2) the text of the Amendment has been filed electronically.

Please do not hesitate to call me at (410) 237-5232 if you have any questions concerning this filing.

Sincerely,

/s/ Thomas R. Rus
Thomas R. Rus
Director of Regulatory Fund Administration